Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023
OPERATING ACTIVITIES
Net loss	$ (2,991,573)	$ (2,204,579)	$ (1,031,824)	$ (6,250,401)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity-based compensation	152,457	669,484	390,000	2,384,003
Amortization of right of use asset	11,878
Change in assets and liabilities:
Prepaid expenses	(429,120)	17,024	(117,448)	(88,409)
Deposits	(235,235)
Accounts payable and accrued liabilities	109,503	(6,068)	102,771	87,234
Due to related parties	(10,000)	55,000	35,000
Lease liability	(17,114)
Net cash used in operating activities	(3,409,204)	(1,469,139)	(621,501)	(3,867,573)
FINANCING ACTIVITIES
Proceeds from common stock issuances	2,466,437	1,820,369	2,751,500	8,765,369
Payment of deferred offering costs	(55,000)	(50,000)		(75,000)
Net cash provided by financing activities	2,411,437	1,770,369	2,751,500	8,690,369
Net increase in cash	(977,767)	301,230	2,129,999	4,822,796
Cash, beginning of period	6,952,795	2,129,999		2,129,999
Cash, end of period	5,955,028	2,431,229	$ 2,129,999	$ 6,952,795
Non-cash transactions:
Conversion from Mezzanine Equity to Stockholders’ Equity	(5,000,000)
Inception of Right of Use Asset / Liability	$ 1,926,656